Intangible assets, net - General (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2025 USD ($)
Intangible assets, net
Gross carrying amount	¥ 94,355	¥ 117,117
Less: accumulated amortization and impairment	(73,444)	(90,167)
Net book value	20,911	26,950		$ 2,882
Intangible assets acquired	1,544	602	¥ 285
Impairment charge on intangible assets		¥ 12,089
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]		Amortization and Impairment of Intangible Assets
User base and customer relationships
Intangible assets, net
Gross carrying amount	48,565	¥ 48,863
Trade names, trademarks and domain names
Intangible assets, net
Gross carrying amount	26,936	39,687
Non-compete agreements
Intangible assets, net
Gross carrying amount	6,030	11,815
Developed technology and patents
Intangible assets, net
Gross carrying amount	4,823	7,166
Licenses copyrights and others
Intangible assets, net
Gross carrying amount	¥ 8,001	¥ 9,586